Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Short-Term Leases	The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.
	March 31, 2025	September 30, 2024
	(Unaudited)
Operating lease right-of-use assets	$471,411	660,946
Operating lease liabilities – current	$308,028	270,183
Operating lease liabilities – noncurrent	139,442	308,575
Total operating lease liabilities	$447,470	578,758

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	March 31, 2025	September 30, 2024
Weighted-average remaining lease term (years)	1.47	1.94
Weighted-average discount rate	4.75%	4.75%

Schedule of the Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

12 months ending March 31,	Operating
US$
2026	$321,667
2027	140,388
Thereafter	—
Total lease payments	462,055
Less: imputed interest	(14,585)
Total lease liabilities	$447,470